Variable interest entities (Maximum exposure to loss in VIEs) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments and maximum exposure to loss	$ 129,512	$ 125,955